Financial Instruments and Fair Value Measurements - Derivatives not Designated as Hedging Instruments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ 0	$ 0	$ 403
Not Designated as Hedging Instrument
Derivative Not Designated as Hedging Instruments
Total	0	0	403
Gain on interest rate swaps | Not Designated as Hedging Instrument
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ 0	$ 0	$ 403